Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)	The components of income tax expense (benefit) (substantially all Federal) are as follows:

(dollars in thousands)	2017	2016
Current	$213	$21
Deferred	2,891	1,154

	$3,104	$1,175

Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Tax Expense (Benefit)

A reconciliation of income tax expense computed at the statutory federal income tax rate to income tax expense (benefit) included in the statements of income follows:

(dollars in thousands)	2017	2016
Tax at statutory federal rate	$1,881	$1,222
Tax exempt interest income	(61)	(33)
Tax exempt insurance income	(151)	(163)
State income tax, net of federal benefit	9	16
Merger expenses	4	205
Bargain purchase gain	0	(303)
Merger related NOL adjustment	0	225
Other	(13)	6
Deferred tax asset re-measurement	1,435	—

	$3,104	$1,175

Significant Components of Net Deferred Tax Assets

The significant components of net deferred tax assets (all Federal) at December 31, 2017 and 2016 are summarized as follows:

(dollars in thousands)	2017	2016
Deferred tax assets
Allowance for loan losses	$482	$652
Acquired loan credit mark	842	1,710
Deferred compensation	335	569
Investment impairment charge recorded directly to stockholders’ equity as a component of other comprehensive income	19	497
Minimum pension liability	262	402
Net operating loss carryforward	2,131	4,227
Alternative minimum tax credit carryforward	638	394
Net unrealized losses on securities available for sale	139	296
Nonaccrual interest income	217	358
Other	76	200

	$5,141	$9,305

Deferred tax liabilities
Deferred loan origination costs	228	288
Core deposit intangible	433	798
Accrued pension costs	962	1,471
Depreciation	553	875
Accretion of discount on investment securities, net	0	1

	$2,176	$3,433

Net deferred tax asset	$2,965	$5,872